Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 1

A. DATES

					Begin	End	# days
1	Determination Date					5/17/2012
2	Payment Date					5/21/2012
3	Collection Period				4/1/2012	4/28/2012	28
4	Monthly Interest Period- Actual				4/20/2012	5/20/2012	31
5	Monthly Interest- Scheduled						30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	43,318,652.53	—	26,596,449.53	16,722,203.00	0.0785080
7	Class A-2 Notes	360,000,000.00	360,000,000.00	—	—	360,000,000.00	1.0000000
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$830,318,652.53	$—	$26,596,449.53	$803,722,203.00

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$1,044,606,269.39			$1,018,009,819.86

13	NPV Lease Payments Receivable	512,808,838.38	380,653,974.17			359,966,111.01
14	NPV Base Residual	677,677,921.98	663,952,295.22			658,043,708.85

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		0.46125%	17,205.63	0.0807776	26,613,655.16	124.9467378
16	Class A-2 Notes		1.00000%	300,000.00	0.8333333	300,000.00	0.8333333
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			758,772.29		27,355,221.83

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						18,869,776.17
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						14,402,810.11
22	Sales Proceeds - Scheduled Terminations						533,902.38
23	Security Deposits for Terminated Accounts						10,800.00
24	Excess Wear and Tear Received						2,471.00
25	Excess Mileage Charges Received						37,633.25
26	Other Recoveries Received						118,824.76

27	Subtotal: Total Collections						33,976,217.67

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						5,217.00

31	Total Available Funds, prior to Servicer Advances						33,981,434.67

32	Servicer Advance						—

33	Total Available Funds						33,981,434.67

34	Reserve Account Draw						—

35	Available for Distribution						33,981,434.67

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						870,505.22
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						758,772.29
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					32,347,157.15
49	Regular Principal Distribution Amount					26,596,449.53
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						26,596,449.53
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						5,750,707.62

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 04-28-2012	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		830,318,652.53
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,018,009,819.86)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		830,318,652.53
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(803,722,203.00)

61	Regular Principal Distribution Amount		26,596,449.53

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,018,009,819.86
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

65	Targeted Note Balance		803,722,203.00

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		33,981,434.67
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		870,505.22
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		758,772.29
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		32,347,157.15
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		32,347,157.15

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,433.80
85	Initial Reserve Account Balance		5,952,433.80

86	Beginning Reserve Account Balance		5,952,433.80
87	Plus: Net Investment Income for the Collection Period		737.44

88	Subtotal: Reserve Fund Available for Distribution		5,953,171.24
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,953,171.24
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		737.44

93	Equals: Ending Reserve Account Balance		5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	29	465,413.46
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(533,902.38)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(2,471.00)
100	Less: Excess Mileage Received		(37,633.25)

101	Current Period Net Residual Losses/(Gains)	29	(108,593.17)

102	Cumulative Net Residual Losses:

103	Beginning Cumulative Net Residual Losses	5	(157,637.77)
104	Current Period Net Residual Losses (Item 101)	29	(108,593.17)

105	Ending Cumulative Net Residual Losses	34	(266,230.94)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 04-28-2012	PAGE 3

G. POOL STATISTICS

		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	1,190,486,760	1,018,009,820
109	Aggregate Base Residual Value	797,991,518	743,811,313
110	Number of Current Contracts	50,109	46,587
111	Weighted Average Lease Rate	3.10%	3.07%
112	Average Remaining Term	27.5	21.0
113	Average Original Term	39.1	39.1
114	Proportion of Base Prepayment Assumption Realized		152.55%
115	Actual Monthly Prepayment Speed		1.02%
116	Turn-in Ratio on Scheduled Terminations		93.10%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		47,280	1,140,184,738	1,044,606,269
118	Depreciation/Payments			(17,507,257)	(12,648,555)
119	Gross Credit Losses		(26)	(618,415)	(618,070)
120	Early Terminations - Regular		(638)	(13,871,332)	(12,864,411)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	511,382	(27)	(480,262)	(443,570)
123	Scheduled Terminations - Purchased	22,521	(2)	(22,521)	(21,844)

124	Pool Balance - End of Period		46,587	1,107,684,951	1,018,009,820

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		46,210	1,009,857,246	99.20%
127	31 - 90 Days Delinquent		336	7,210,609	0.71%
128	91+ Days Delinquent		41	941,964	0.09%

129	Total		46,587	1,018,009,820	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			26	618,070
132	Aggregate Liquidation Proceeds on charged-off units				(474,052)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(115,346)

136	Current Period Aggregate Net Credit Losses/(Gains)			26	28,671

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			67	485,706
139	Current Period Net Credit Losses (Item 136)			26	28,671

140	Ending Cumulative Net Credit Losses			93	514,378

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.04%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				11
144	61 - 120 Days since Contract Maturity				—
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	May 17, 2012

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04-28-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
6/20/2012	14,050,586
7/20/2012	15,105,095
8/20/2012	19,606,328
9/20/2012	22,101,515
10/20/2012	21,334,853
11/20/2012	24,624,399
12/20/2012	26,649,580
1/20/2013	20,948,250
2/20/2013	19,103,853
3/20/2013	28,795,127
4/20/2013	38,406,382
5/20/2013	42,423,097
6/20/2013	34,168,977
7/20/2013	33,977,435
8/20/2013	34,778,065
9/20/2013	35,568,044
10/20/2013	40,091,101
11/20/2013	38,169,183
12/20/2013	40,372,603
1/20/2014	39,561,541
2/20/2014	42,629,097
3/20/2014	37,261,082
4/20/2014	35,488,049
5/20/2014	33,051,364
6/20/2014	33,686,448
7/20/2014	34,680,835
8/20/2014	32,156,821
9/20/2014	17,916,389
10/20/2014	21,064,734
11/20/2014	20,192,009
12/20/2014	25,818,805
1/20/2015	27,338,199
2/20/2015	9,540,402
3/20/2015	8,438,427
4/20/2015	8,662,169
5/20/2015	5,342,119
6/20/2015	6,323,856
7/20/2015	6,610,103
8/20/2015	6,344,145
9/20/2015	7,255,468
10/20/2015	6,568,783
11/20/2015	1,789,665
12/20/2015	14,267
1/20/2016	572
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—

Total:	1,018,009,820

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month